Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Leases

Future minimum lease payments under non-cancelable leases as of March 31, 2020 are as follows (in thousands):

Fiscal years ending June 30:	Amount
Remainder of 2020	$674
2021	1,633
2022	6,768
2023	6,973
2024	7,179
Thereafter	50,547

Total	$73,774

Future minimum lease payments under non-cancelable operating leases as of June 30, 2019 are as follows (in thousands):

Fiscal years ending June 30:
2020	$2,611
2021	615
2022	631
2023	647
2024	663
Thereafter	510

Total	$5,677

Schedule of Future Payments Under Other Agreements

Future payments under these agreements are as follows as of March 31, 2020 (in thousands).

Fiscal years ending June 30:	Amount
Remainder of 2020	$750
2021	3,000
2022	2,000
2023	2,000
2024	2,000
Thereafter	5,500

Total	$15,250

Future payments under these other agreements as of June 30, 2019 are as follows (in thousands).

Fiscal years ending June 30:
2020	$3,250
2021	3,000
2022	2,000
2023	2,000
2024	2,000
Thereafter	5,500

Total	$17,750